Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current deferred income tax asset:
Deferred revenue short-term	$ 32,000	$ 32,000
Accrued expenses	73,000
Valuation allowance	(64,000)	(13,000)
Total current deferred income tax asset	41,427	18,897
Long-term deferred income tax assets (liabilities):
Net operating loss carryforward	6,337,000	3,847,000
Section 197 intangible	453,000	482,000
Deferred revenue long-term	158,000	190,000
Share-based compensation expense		80,000
Acquired in-process research and development	(2,779,000)	(2,779,000)
Less: Valuation allowance	(4,210,000)	(1,863,000)
Total long-term deferred income tax assets (liabilities)	(41,427)	(42,807)
Total deferred income tax assets (liabilities)	$ 0	$ (24,000)